SHARE-BASED COMPENSATION ARRANGEMENTS (Details 2)	12 Months Ended
	Dec. 31, 2021 USD ($) Year $ / shares	Dec. 31, 2020 USD ($) Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value in USD | $	$ 4,300
Share price (on grant date) (in USD)	$ 10.09
Exercise price (in USD)	$ 10.76
Expected volatility (weighted average)	60.00%	60.00%
Expected life (weighted average) | Year	3.75
Expected dividends	0.00%	0.00%
Risk-free interest rate	0.54%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value in USD | $		$ 1,040.00
Share price (on grant date) (in USD)		$ 1.74
Exercise price (in USD)		$ 1.89
Expected life (weighted average) | Year		3.5
Risk-free interest rate		0.15%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value in USD | $		$ 1,730
Share price (on grant date) (in USD)		$ 3.03
Exercise price (in USD)		$ 3.06
Expected life (weighted average) | Year		3.75
Risk-free interest rate		1.46%